Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Collateral received (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Cash collateral received	$ 26,861	$ 26,919
Financial instrument in connection with OTC derivative transactions | Deposits
Financial instruments
Cash collateral received	26,861	26,919
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Deposits
Financial instruments
Cash collateral received	5,559	9,325
Financial instrument in connection with OTC derivative transactions | Foreign financial Institutions | Deposits
Financial instruments
Cash collateral received	$ 21,302	$ 17,594